UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21333

Nuveen Credit Strategies Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	10/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments
	Nuveen Credit Strategies Income Fund (JQC)
	October 31, 2014 (Unaudited)

Principal
Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS - 138.5% (97.1% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS - 104.9% (73.5% of Total Investments) (4)
	Airlines - 2.9% (2.1% of Total Investments)
$ 7,406	American Airlines, Inc., Term Loan	3.750%	6/27/19	Ba2	$7,313,672
16,703	Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	BBB-	16,392,802
17,182	Delta Air Lines, Inc., Term Loan B	3.250%	4/20/17	BBB-	17,088,228
41,291	Total Airlines				40,794,702
	Automobiles - 1.0% (0.7% of Total Investments)
3,581	Chrysler Group LLC, Term Loan B	3.500%	5/24/17	BB+	3,566,125
7,795	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	7,734,556
2,000	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	1,998,750
13,376	Total Automobiles				13,299,431
	Chemicals - 4.0% (2.8% of Total Investments)
13,526	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB-	13,352,998
35,060	Univar, Inc., Term Loan	5.000%	6/30/17	B+	34,884,752
7,540	US Coatings Acquisition, Term Loan B	3.750%	2/01/20	B+	7,431,952
56,126	Total Chemicals				55,669,702
	Commercial Services & Supplies - 3.3% (2.3% of Total Investments)
9,825	ADS Waste Holdings, Inc., Initial Term Loan, Tranche B2	3.750%	10/09/19	B+	9,626,044
584	CCS Income Trust, Term Loan, First Lien	6.250%	5/12/18	B-	568,443
35,910	Millennium Laboratories, Inc., Tranche B, Term Loan	5.250%	4/16/21	B+	35,977,331
46,319	Total Commercial Services & Supplies				46,171,818
	Communications Equipment - 1.1% (0.8% of Total Investments)
14,933	Telesat Canada Inc., Term Loan B	3.500%	3/28/19	BB-	14,743,687
	Computers & Peripherals - 1.9% (1.3% of Total Investments)
25,740	Dell, Inc., Term Loan B	4.500%	4/29/20	BB+	25,811,660
	Consumer Finance - 1.3% (0.9% of Total Investments)
15,000	First Data Corporation, Second New Dollar, Term Loan	3.653%	3/24/17	BB-	14,906,250
3,500	First Data Corporation, Term Loan	3.653%	3/23/18	BB-	3,472,438
18,500	Total Consumer Finance				18,378,688
	Containers & Packaging - 1.3% (0.9% of Total Investments)
18,145	Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.000%	12/01/18	B+	18,070,884
	Diversified Consumer Services - 4.7% (3.3% of Total Investments)
10,296	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	10,325,494
31,851	Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BB+	31,582,451
8,060	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	7,797,790
15,875	ServiceMaster Company, Term Loan	4.250%	7/01/21	B+	15,752,493
66,082	Total Diversified Consumer Services				65,458,228
	Diversified Financial Services - 0.1% (0.1% of Total Investments)
1,253	Ocwen Financial Corporation, Term Loan B	5.000%	2/15/18	B1	1,210,253
	Diversified Telecommunication Services - 5.4% (3.8% of Total Investments)
10,440	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	BB-	10,374,742
9,000	Level 3 Financing, Inc., Term Loan B, First Lien, WI/DD	TBD	TBD	BB+	9,042,192
20,685	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	Ba3	20,695,777
12,943	Ziggo N.V., Term Loan B1, DD1	3.250%	1/15/22	BB-	12,624,762
8,340	Ziggo N.V., Term Loan B2, DD1	3.210%	1/15/22	BB-	8,135,635
13,717	Ziggo N.V., Term Loan B3, Delayed Draw, DD1, (5)	2.750%	1/15/22	BB-	13,380,214
75,125	Total Diversified Telecommunication Services				74,253,322
	Energy Equipment & Services - 0.9% (0.7% of Total Investments)
7,406	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	7,113,095
6,404	Vantage Drilling Company, Term Loan B	5.750%	3/28/19	B-	5,763,430
13,810	Total Energy Equipment & Services				12,876,525
	Food & Staples Retailing - 4.7% (3.3% of Total Investments)
13,365	Albertson’s LLC, Term Loan B2	4.750%	3/21/19	BB-	13,348,613
29,000	Albertson’s LLC, Term Loan B4	4.500%	8/25/21	BB-	29,038,251
12,903	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B-	12,778,081
7,500	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	7,522,500
1,961	Supervalu, Inc., New Term Loan	4.500%	3/21/19	B+	1,937,511
64,729	Total Food & Staples Retailing				64,624,956
	Food Products - 6.4% (4.5% of Total Investments)
32,884	H.J Heinz Company, Term Loan B2	3.500%	6/05/20	BB	32,719,331
12,000	Jacobs Douwe Egberts, Term Loan B	3.500%	7/23/21	BB	11,850,000
1,365	NPC International, Inc., Term Loan B	4.000%	12/28/18	B1	1,306,987
42,623	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	42,560,925
88,872	Total Food Products				88,437,243
	Health Care Equipment & Supplies - 5.0% (3.5% of Total Investments)
15,710	Kinetic Concepts, Inc., Term Loan D1	4.000%	5/04/18	BB-	15,621,460
10,197	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	10,222,289
11,672	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/07/19	B-	11,589,046
32,425	United Surgical Partners International, Inc., Incremental Term Loan	4.750%	4/03/19	B1	32,490,216
70,004	Total Health Care Equipment & Supplies				69,923,011
	Health Care Providers & Services - 3.7% (2.6% of Total Investments)
21,652	Community Health Systems, Inc., Term Loan D	4.250%	1/27/21	BB	21,699,495
441	Community Health Systems, Inc., Term Loan E	3.485%	1/25/17	BB	440,094
21,592	Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	21,798,903
367	HCA, Inc., Tranche B5, Term Loan	2.904%	3/31/17	BB	366,405
7,573	National Mentor Holdings, Inc., Term Loan B	4.750%	1/31/21	B1	7,525,464
51,625	Total Health Care Providers & Services				51,830,361
	Hotels, Restaurants & Leisure - 4.4% (3.1% of Total Investments)
15,722	Burger King Corporation, Term Loan B, First Lien	4.500%	10/27/21	B+	15,734,234
1,843	CCM Merger, Inc., Term Loan B	4.500%	8/08/21	B+	1,838,601
7,102	Landry’s Restaraunts, Inc., Term Loan B	4.000%	4/24/18	BB-	7,091,007
3,424	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	3,388,093
7,500	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	BB-	7,355,858
8,933	Scientific Games Corporation, Term Loan	4.250%	10/18/20	BB-	8,770,598
17,169	Station Casino LLC, Term Loan B	4.250%	3/02/20	B1	16,954,104
61,693	Total Hotels, Restaurants & Leisure				61,132,495
	Household Durables - 0.9% (0.6% of Total Investments)
12,574	Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	B+	12,478,054
	Insurance - 1.3% (0.9% of Total Investments)
10,890	Hub International Holdings, Inc., Initial Term Loan	4.250%	10/02/20	B1	10,751,424
7,861	USI Holdings Corporation, Initial Term Loan	4.250%	12/27/19	B1	7,781,994
18,751	Total Insurance				18,533,418
	Internet & Catalog Retail - 1.6% (1.1% of Total Investments)
22,000	Travelport LLC, Term Loan B, First Lien	6.000%	9/02/21	B2	21,964,250
	Internet Software & Services - 2.6% (1.8% of Total Investments)
36,954	Sabre Inc., Term Loan	4.000%	2/18/19	Ba3	36,459,971
	IT Services - 0.4% (0.3% of Total Investments)
5,791	Zayo Group LLC, Term Loan B	4.000%	7/02/19	B1	5,747,882
	Leisure Equipment & Products - 0.5% (0.4% of Total Investments)
7,543	Bombardier Recreational Products, Inc., Term Loan	4.000%	1/30/19	B+	7,425,943
	Machinery - 0.4% (0.3% of Total Investments)
5,940	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB-	5,862,038
	Media - 10.4% (7.3% of Total Investments)
7,527	Acquisitions Cogeco Cable II L.P., Term Loan B	3.250%	11/30/19	BB	7,439,155
118	Advantage Sales & Marketing, Inc., Delayed Draw, Term Loan, (5)	3.750%	7/23/21	B1	116,771
3,532	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/25/21	B1	3,503,117
2,950	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	2,941,395
563	Charter Communications Operating Holdings LLC, Term Loan F	3.000%	1/03/21	Baa3	554,883
729	Clear Channel Communications, Inc., Tranche B, Term Loan	3.804%	1/29/16	CCC+	723,856
3,535	Clear Channel Communications, Inc., Tranche D, Term Loan	6.904%	1/30/19	CCC+	3,348,890
1,358	Clear Channel Communications, Inc. Term Loan E	7.654%	7/30/19	CCC+	1,315,695
34,736	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	34,288,335
31,183	EMI Music Publishing LLC, Term Loan B	3.750%	6/29/18	BB-	30,854,379
17,207	Interactive Data Corporation, Term Loan B	4.750%	5/02/21	B+	17,228,384
4,858	Springer Science & Business Media, Inc., Term Loan B3	4.750%	8/14/20	B	4,829,846
32,143	Tribune Company, Term Loan B	4.000%	12/27/20	BB+	31,961,776
4,313	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	4,275,642
144,752	Total Media				143,382,124
	Multiline Retail - 1.2% (0.8% of Total Investments)
16,650	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	11/04/20	BB	16,699,434
	Oil, Gas & Consumable Fuels - 1.2% (0.8% of Total Investments)
4,351	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B	4,353,080
3,249	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	9/28/18	Ba2	3,185,048
8,778	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	8,483,673
472	Samson Investment Company, Tranche 1, Term Loan, Second Lien	5.000%	9/25/18	B1	439,167
16,850	Total Oil, Gas & Consumable Fuels				16,460,968
	Pharmaceuticals - 6.3% (4.4% of Total Investments)
34,533	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.000%	12/01/18	Ba3	34,331,357
27,741	Quintiles Transnational Corp., Term Loan B3	3.750%	6/08/18	BB	27,532,894
15,512	Valeant Pharmaceuticals International, Inc., Term Loan E	3.500%	8/05/20	Ba1	15,414,882
8,528	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan C2	3.500%	12/11/19	Ba1	8,462,448
1,279	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.500%	2/13/19	Ba1	1,270,307
87,593	Total Pharmaceuticals				87,011,888
	Professional Services - 0.4% (0.3% of Total Investments)
4,731	Ceridian Corporation, Term Loan B1	4.121%	5/01/17	B1	4,732,665
935	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	B1	928,116
5,666	Total Professional Services				5,660,781
	Real Estate Investment Trust - 3.6% (2.5% of Total Investments)
28,224	iStar Financial, Inc., Term Loan, Tranche A2, First Lien	7.000%	3/19/17	BB-	28,947,618
17,268	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB	17,108,528
4,351	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	4,122,178
49,843	Total Real Estate Investment Trust				50,178,324
	Real Estate Management & Development - 1.6% (1.1% of Total Investments)
21,714	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	21,632,128
	Semiconductors & Semiconductor Equipment - 4.6% (3.2% of Total Investments)
37,905	Avago Technologies, Term Loan B	3.750%	5/06/21	BBB-	37,837,301
25,649	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	B1	25,340,102
63,554	Total Semiconductors & Semiconductor Equipment				63,177,403
	Software - 13.3% (9.3% of Total Investments)
5,812	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	5,825,466
38,310	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	37,888,807
28,609	Datatel Parent Corp, Term Loan B1	4.000%	7/19/18	B+	28,406,535
17,067	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	BB-	16,942,127
24,769	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	Ba3	24,428,340
18,169	Kronos Incorporated, Initial Term Loan, Second Lien	9.750%	4/30/20	CCC	18,684,124
10,350	Micro Focus International PLC, Term Loan B, WI/DD	TBD	TBD	BB-	10,029,150
1,650	Micro Focus International PLC, Term Loan C, WI/DD	TBD	TBD	BB-	1,600,500
15,000	Misys PLC, Term Loan, Second Lien	12.000%	6/12/19	CCC+	16,565,625
4,794	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	4,779,317
10,000	Vertafore, Inc., Term Loan, Second Lien	9.750%	10/27/17	CCC+	10,081,250
8,976	Zebra Technologies Corporation, Term Loan B, First Lien, WI/DD	TBD	TBD	BB+	9,054,146
183,506	Total Software				184,285,387
	Specialty Retail - 1.0% (0.7% of Total Investments)
7,980	Burlington Coat Factory Warehouse Corporation, Term Loan B3	4.250%	8/13/21	B1	7,935,111
842	Gardner Denver, Inc., Term Loan	4.250%	7/30/20	B1	830,163
1,732	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	1,667,651
2,877	Michaels Stores, Inc. Term Loan, First Lien	3.750%	1/28/20	Ba3	2,833,066
13,431	Total Specialty Retail				13,265,991
	Trading Companies & Distributors - 1.5% (1.0% of Total Investments)
20,528	HD Supply, Inc., Term Loan	4.000%	6/28/18	B+	20,394,933
$1,461,263	Total Variable Rate Senior Loan Interests (cost $1,453,408,371)				1,453,307,883

Shares	Description (1)				Value
	COMMON STOCKS - 0.9% (0.7% of Total Investments)
	Diversified Consumer Services - 0.8% (0.6% of Total Investments)
403,318	Cengage Learning Holdings II LP				$11,292,904
	Media - 0.1% (0.1% of Total Investments)
2,174	Cumulus Media, Inc., (6)				8,392
22,352	Tribune Company				1,497,584
17,987	Tribune Company, (7)				–
5,588	Tribune Publishing Company				106,507
	Total Media				1,612,483
	Total Common Stocks (cost $14,291,428)				12,905,387

Shares	Description (1), (8)				Value
	EXCHANGE-TRADED FUNDS - 2.2% (1.5% of Total Investments)
149,300	SPDR® S&P 500® ETF				$30,107,838
	Total Exchange-Traded Funds (cost $28,950,566)				30,107,838

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS - 29.4% (20.6% of Total Investments)
	Chemicals - 0.5% (0.4% of Total Investments)
$ 7,500	Hexion US Finance	6.625%	4/15/20	B1	$7,500,000
	Commercial Services & Supplies - 0.3% (0.2% of Total Investments)
3,900	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	4,046,250
	Communications Equipment - 2.0% (1.4% of Total Investments)
19,000	Avaya Inc., 144A	7.000%	4/01/19	B1	18,667,500
10,000	Avaya Inc., 144A	10.500%	3/01/21	CCC+	8,762,500
29,000	Total Communications Equipment				27,430,000
	Diversified Telecommunication Services - 3.6% (2.5% of Total Investments)
23,355	IntelSat Limited	8.125%	6/01/23	B-	24,814,688
22,750	WideOpenWest Finance Capital Corporation	10.250%	7/15/19	CCC+	24,968,125
46,105	Total Diversified Telecommunication Services				49,782,813
	Electronic Equipment, Instruments & Components - 1.1% (0.8% of Total Investments)
14,500	Zebra Technologies Corporation	7.250%	10/15/22	B	15,261,250
	Health Care Equipment & Supplies - 3.7% (2.6% of Total Investments)
1,000	Convatec Finance International SA, 144A	8.250%	1/15/19	B-	1,021,375
19,000	Kinetic Concepts	12.500%	11/01/19	CCC+	20,947,500
25,460	Tenet Healthcare Corporation	8.125%	4/01/22	B3	29,183,525
45,460	Total Health Care Equipment & Supplies				51,152,400
	Health Care Providers & Services - 1.0% (0.7% of Total Investments)
10,000	Community Health Systems, Inc.	6.875%	2/01/22	B	10,775,000
2,800	Wellcare Health Plans Inc.	5.750%	11/15/20	BB	2,883,440
12,800	Total Health Care Providers & Services				13,658,440
	Hotels, Restaurants & Leisure - 0.2% (0.1% of Total Investments)
2,000	MGM Resorts International Inc.	7.750%	3/15/22	BB	2,305,000
	Media - 4.4% (3.1% of Total Investments)
2,500	Affinion Investments LLC, 144A	13.500%	8/15/18	CCC-	2,100,000
4,700	CCOH Safari LLC, WI/DD	TBD	TBD	B+	4,726,438
10,609	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	10,721,721
36,415	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC-	31,681,014
300	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	300,000
10,000	McGraw-Hill Global Education Holdings	9.750%	4/01/21	BB	11,300,000
64,524	Total Media				60,829,173
	Oil, Gas, & Consumable Fuels - 0.5% (0.4% of Total Investments)
5,000	Oasis Petroleum Inc.	6.875%	3/15/22	B+	5,200,000
2,000	Oasis Petroleum Inc.	6.875%	1/15/23	B+	2,080,000
7,000	Total Oil, Gas, & Consumable Fuels				7,280,000
	Pharmaceuticals - 2.1% (1.5% of Total Investments)
14,000	Jaguar Holding Company I, 144A	9.375%	10/15/17	CCC+	14,332,500
13,887	Salix Pharmaceuticals Limited, 144A	6.000%	1/15/21	B	15,032,678
27,887	Total Pharmaceuticals				29,365,178
	Professional Services - 0.3% (0.2% of Total Investments)
4,000	Ceridian Corporation, 144A	8.125%	11/15/17	CCC	4,000,000
	Semiconductors & Semiconductor Equipment - 0.9% (0.6% of Total Investments)
14,000	Advanced Micro Devices, Inc.	7.000%	7/01/24	B	12,285,000
	Software - 1.0% (0.7% of Total Investments)
5,000	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	4,787,500
2,000	Emdeon Inc.	11.000%	12/31/19	CCC+	2,217,500
3,000	Infor Us Inc.	11.500%	7/15/18	B-	3,315,000
3,375	Infor Us Inc.	9.375%	4/01/19	B-	3,670,313
13,375	Total Software				13,990,313
	Specialty Retail - 1.3% (0.9% of Total Investments)
7,000	99 Cents Only Stores	11.000%	12/15/19	CCC+	7,577,500
9,500	Claires Stores, Inc., 144A	9.000%	3/15/19	B2	9,690,000
1,200	Claires Stores, Inc.	10.500%	6/01/17	CCC	1,140,000
17,700	Total Specialty Retail				18,407,500
	Trading Companies & Distributors - 1.2% (0.8% of Total Investments)
14,650	HD Supply Inc.	11.500%	7/15/20	CCC+	17,067,250
	Wireless Telecommunication Services - 5.3% (3.7% of Total Investments)
10,000	Frontier Communications Corporation	6.250%	9/15/21	BB	10,331,251
2,500	Sprint Corporation, 144A	7.250%	9/15/21	BB-	2,643,750
40,000	Sprint Corporation, 144A	7.875%	9/15/23	BB-	43,299,997
5,000	T-Mobile USA Inc.	6.250%	4/01/21	BB	5,218,750
12,000	T-Mobile USA Inc.	6.375%	3/01/25	BB	12,330,000
69,500	Total Wireless Telecommunication Services				73,823,748
$393,901	Total Corporate Bonds (cost $395,935,685)				408,184,315

Shares	Description (1)	Coupon	Maturity		Value
	STRUCTURED NOTES - 1.1% (0.8% of Total Investments)
234,000	Barclays Bank PLC, 144A	8.200%	9/04/15		$5,021,640
132,000	Barclays Bank PLC	6.300%	3/25/15		10,001,640
	Total Structured Notes (cost $15,024,660)				15,023,280
	Total Long-Term Investments (cost $1,907,610,710)				1,919,528,703

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 4.2% (2.9% of Total Investments)
$57,793	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/14, repurchase price $57,792,605, collateralized by $58,510,000 U.S. Treasury Notes, 2.125%, due 9/30/21, value $58,948,825	0.000%	11/03/14		$57,792,605
	Total Short-Term Investments (cost $57,792,605)				57,792,605
	Total Investments (cost $1,965,403,315) - 142.7%				1,977,321,308
	Borrowings - (43.7)% (9), (10)				(606,000,000)
	Other Assets Less Liabilities - 1.0% (11)				14,051,224
	Net Assets Applicable to Common Shares - 100%				$1,385,372,532

Investments in Derivatives as of October 31, 2014

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date	(Depreciation) (11)
Morgan Stanley	$103,075,000	Receive	1-Month USD-LIBOR-BBA	2.064%	Monthly	3/21/16	$(2,480,718)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 -  Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$–	$1,453,307,883	$–		$1,453,307,883
Common Stocks	12,905,387	–	–	*	12,905,387
Exchange-Traded Funds	30,107,838	–	–		30,107,838
Corporate Bonds	–	408,184,315	–		408,184,315
Structured Notes	–	15,023,280	–		15,023,280
Short-Term Investments:
Repurchase Agreements	–	57,792,605	–		57,792,605
Investments in Derivatives:
Interest Rate Swaps**	–	(2,480,718)	–		(2,480,718)
Total	$43,013,225	$1,931,827,365	$–	*	$1,974,840,590
*Value equals zero as of the end of the reporting period.
**Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2014, the cost of investments (excluding investments in derivatives) was $1,967,069,164.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2014, were as follows:

Gross unrealized:
Appreciation					$ 24,837,409
Depreciation					(14,585,265)

Net unrealized appreciation (depreciation) of investments					$ 10,252,144

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)

Investment, or portion of investment, represents an unfunded senior loan commitment outstanding. As of the end of the reporting period the Fund had unfunded senior loan commitments outstanding of $7,505,254.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)

A copy of the most recent financial statements for the exchanged-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(9)	Borrowings as a percentage of Total Investments is 30.6%.

(10)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings.

(11)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

DD1	Portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR-BBA	United States Dollar — London Inter-Bank Offered Rate British Bankers’ Association.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Credit Strategies Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2014